THE MAINSTAY FUNDS

51 Madison Avenue

New York, New York 10010

March 6, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	The MainStay Funds (the “Registrant”)

Registration Numbers: 033-02610 and 811-04550

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 138 under the Investment Company Act of 1940, that became effective on February 28, 2017.

No fee is required in connection with this filing.

Very truly yours,

/s/ Yi-Chia Kuo

Yi-Chia Kuo

Assistant Secretary